Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities [Abstract]
2025	$ 14,059
Thereafter	21,089
Total lease payments	35,148
Less: imputed interest	(1,734)
Total lease liabilities	$ 33,414